Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
14	Intangible assets

	Domain name, trademark and Internet audio/video program transmission license RMB’million	Copyrights RMB’million	Supplier resources RMB’million	Corporate customer relationships RMB’million	Non-compete agreement RMB’million	Others RMB’million	Total RMB’million
At January 1, 2019
Cost	1,340	285	335	238	134	125	2,457
Accumulated amortization	(287)	(13)	(123)	(152)	(71)	(48)	(694)

Net book amount	1,053	272	212	86	63	77	1,763

Year ended December 31, 2019
Opening net book amount	1,053	272	212	86	63	77	1,763
Additions	—	225	—	—	—	12	237
Business combination	—	34	—	—	22	—	56
Amortization charge	(116)	(157)	(52)	(42)	(33)	(34)	(434)

Closing net book amount	937	374	160	44	52	55	1,622

At December 31, 2019
Cost	1,340	544	335	185	156	136	2,696
Accumulated amortization	(403)	(170)	(175)	(141)	(104)	(81)	(1,074)

Net book amount	937	374	160	44	52	55	1,622

Year ended December 31, 2020
Opening net book amount	937	374	160	44	52	55	1,622
Additions	—	876	—	—	—	13	889
Business combination (Note 27)	—	145	—	—	—	1	146
Amortization charge	(116)	(365)	(51)	(40)	(34)	(31)	(637)

Closing net book amount	821	1,030	109	4	18	38	2,020

At December 31, 2020
Cost	1,340	1,554	335	185	156	160	3,730
Accumulated amortization	(519)	(524)	(226)	(181)	(138)	(122)	(1,710)

Net book amount	821	1,030	109	4	18	38	2,020

During the years ended December 31, 2018, 2019 and 2020, amortization was charged to the consolidated income statements as follows:

	Year ended December 31,
	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Cost of revenues	78	239	434
Selling and marketing expenses	62	42	41
General and administrative expenses	151	153	162

	291	434	637